Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
15.	SUBSIDIARIES
a.	Information on significant noncontrolling interest subsidiary

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2016	2017
SENAO	Taiwan	71%	71%
CHPT	Taiwan	59%	62%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2015	2016	2017	2016	2017
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$551	$690	$592	$4,069	$4,092
CHPT	$212	$341	$431	1,575	3,513
Individually immaterial subsidiaries with noncontrolling interests				628	869
				$6,272	$8,474

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Current assets	$7,762	$7,584
Noncurrent assets	$2,535	$2,531
Current liabilities	$4,466	$4,278
Noncurrent liabilities	$155	$160
Equity attributable to the parent	$1,607	$1,585
Equity attributable to noncontrolling interests	$4,069	$4,092

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$35,944	$34,453	$36,038
Costs and expenses	35,171	33,476	35,200
Profit for the year	$773	$977	$838

Profit attributable to the parent	$222	$287	$246
Profit attributable to noncontrolling interests	551	690	592
Profit for the year	$773	$977	$838

Other comprehensive income (loss) attributable to the parent	$(1)	$(21)	$3
Other comprehensive loss attributable to noncontrolling interests	(2)	(53)	(17)
Other comprehensive loss for the year	$(3)	$(74)	$(14)

Total comprehensive income attributable to the parent	$222	$266	$249
Total comprehensive income attributable to noncontrolling interests	548	637	575
Total comprehensive income for the year	$770	$903	$824

Dividends paid to noncontrolling interests	$274	$526	$703

Net cash flow from operating activities	$1,739	$531	$1,081
Net cash flow from investing activities	54	130	(57)
Net cash flow from financing activities	(1,530)	(677)	(897)
Effect of exchange rate changes on cash and cash equivalents	11	(7)	(2)
Net cash inflow (outflow)	$274	$(23)	$125

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Current assets	$2,116	$4,496
Noncurrent assets	$1,872	$2,167
Current liabilities	$1,323	$965
Noncurrent liabilities	$1	$1
Equity attributable to CHI	$1,089	$2,184
Equity attributable to noncontrolling interests	$1,575	$3,513

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$1,735	$2,607	$3,127
Costs and expenses	1,341	2,020	2,402
Profit for the year	$394	$587	$725

Profit attributable to CHI	$182	$246	$294
Profit attributable to noncontrolling interests	212	341	431
Profit for the year	$394	$587	$725

Other comprehensive loss attributable to CHI	$—	$—	$(1)
Other comprehensive loss attributable to noncontrolling interests	—	—	(2)
Other comprehensive loss for the year	$—	$—	$(3)

Total comprehensive income attributable to CHI	$182	$246	$293
Total comprehensive income attributable to noncontrolling interests	212	341	429
Total comprehensive income for the year	$394	$587	$722

Dividends paid to noncontrolling interests	$35	$109	$146

Net cash flow from operating activities	$532	$671	$1,052
Net cash flow from investing activities	(200)	(904)	(639)
Net cash flow from financing activities	(112)	841	2,306
Effect of exchange rate changes on cash and cash equivalents	3	(2)	(4)
Net cash inflow	$223	$606	$2,715

b.	Equity transactions with noncontrolling interests

CHI disposed of some shares of CHPT in January 2015 and March 2016, and did not participate in the capital increase of CHPT in March 2016 and September 2017.  Therefore, the Company’s ownership interest in CHPT decreased to 38.30%.  See Note 34(d) for details.

SENAO purchased its treasury stock in June and July 2015, and the Company’s ownership interest of SENAO increased from 28.18% to 29.31%.

SENAO participated in share subscription of Youth in December 2015 at a percentage different from its original ownership interest.  Therefore, the ownership interest of Youth increased from 70% to 89.48%.

SENAO transferred its treasury stock to employees in May and November 2017 and the Company’s ownership interest in SENAO decreased to 28.93%.  See Note 34(b) for details.

Chunghwa and CHI disposed some shares of CHIEF in June 2017 before CHIEF traded its shares on the emerging stock market according to the local requirements.  The Company’s equity ownership of CHIEF decreased to 70.43%.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2015, 2016 and 2017 was as follows:

	Year Ended December 31
	2015			2016		2017
	CHI Disposed Some Shares of CHPT	SENAO Purchased Its Treasury Stock	SENAO Participated in Youth's Share Subscription	CHI Disposed Some Shares of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$45	$(492)	$—	$83	$1,175	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(18)	416	(0.4)	(25)	(786)	(1,750)	(137)	(29)
Differences arising from equity transactions	$27	$(76)	$(0.4)	$58	$389	$802	$27	$77
Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$27	$—	$—	$58	$—	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$(15)	$(0.4)	$—	$389	$802	$27	$—
Unappropriated earnings	$—	$(61)	$—	$—	$—	$—	$—	$—

c.	Business combinations
1)	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (％)	Consideration Transferred
				NT$
				(In Millions)
Youth Co., Ltd. and its subsidiaries	Sale and maintenance of information and communication technologies products	September 2, 2015	70	$135

Youth and its subsidiaries were acquired in cash in order to continue the expansion of SENAO’s activities in selling telecommunications products.

2)	Assets acquired and liabilities assumed at the date of acquisition

Youth and Its Subsidiaries
NT$
(In Millions)
Current assets
Cash and cash equivalents	$21
Accounts and other receivables	10
Inventories	30
Prepayments	6
Other current assets	6
Noncurrent assets
Property, plant and equipment	36
Intangible assets	259
Refundable deposits	22
Deferred income tax assets	4
Other noncurrent assets	32
Current liabilities
Short-term loans	(54)
Trade notes payable	(9)
Accounts and other payables	(75)
Other current liabilities	(80)
Noncurrent liabilities
Long-term loans	(40)
Deferred income tax liabilities	(44)
Other noncurrent liabilities	(10)
$114

3)	Goodwill arising on acquisition

Youth and Its Subsidiaries
NT$
(In Millions)
Consideration transferred	$135
Add: Noncontrolling interest (30% of the recognized amounts of Youth and its subsidiaries’ identifiable net assets)	34
Less: Fair value of identifiable net assets acquired	(114)
Goodwill arising on acquisition	$55

Goodwill that arose in the acquisition of Youth and its subsidiaries mainly included the amount in relation to the benefit of expected synergies from integrating the businesses of Youth and its subsidiaries into the Company that operate sales and maintenance of Apple’s products for many years.  These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets.

Goodwill arising from business combinations is not deductible for tax purposes.

SENAO evaluated the goodwill that arose in the acquisition of Youth and its subsidiaries at the end of each year.  SENAO determined the smallest identifiable group of assets that generates cash inflows as single cash generating units by business type, and evaluated the recoverable amount of those cash generating units by their value in use.  The management of SENAO estimated the cash flow projections based on the financial budgets for the following five years.  Discount rates were 16.3%, 14.6% and 14.8% as of December 31 2015, 2016 and 2017, respectively and were used to calculate the recoverable amount of related cash generating units by discounting aforementioned cash flows.SENAO concluded that there was no impairment loss recognized for the years ended December 31, 2015 and 2016.  Furthermore, SENAO concluded the recoverable amount of the goodwill was lower than the carrying value and recognized impairment loss of $9 million for the year ended December 31, 2017.  The impairment loss was included in other income and expenses in the statements of comprehensive income.

4)	Net cash outflow on acquisition of subsidiaries

Youth and Its Subsidiaries
NT$
(In Millions)
Consideration paid in cash	$135
Less: Cash and cash equivalents acquired	(21)
$114

5)	Impact of acquisitions on the results of the Company’s financial performance

The results of the acquired subsidiaries’ financial performance from the acquisition date to December 31, 2015, were as follows:

Youth and ItsSubsidiaries
NT$
(In Millions)
Revenue	$188
Net loss	$18

Had these business combinations been in effect at the beginning of the annual reporting period, the Company’s pro-forma revenue and net income would have been $232,187 million and $42,774 million, respectively, for the year ended December 31, 2015.  This pro-forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Company that actually would have been achieved had the acquisition been completed on January 1, 2015, nor is it intended to be a projection of future results.

In determining the pro-forma revenue and net income of the Company had Youth and its subsidiaries been acquired at the beginning of 2015, management calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements.